UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  7/31/15

Item 1. Schedule of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited)

	Principal Amount	Value
Municipal Bonds 98.1%
Alabama 1.2%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,502,630
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,943,620
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities, Refunding, 5.00%,
9/01/44	17,085,000	18,588,138
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	3,500,000	3,836,490
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	2,100,000	2,384,760
Series B, 5.00%, 1/01/38	3,500,000	3,868,620
Series B, 5.00%, 1/01/43	8,000,000	8,760,240
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	18,500,000	20,280,625
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,103,950
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,497,913
Montgomery County PBA Revenue, wts., Montgomery County Facilities Project, NATL Insured, Pre-Refunded, 5.00%,
3/01/31	6,250,000	6,420,000
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	10,000,000	11,490,100
University of Alabama General Revenue, Series A, XLCA Insured, Pre-Refunded, 5.00%,
7/01/28	5,000,000	5,209,050
7/01/32	5,500,000	5,729,955
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding, AMBAC Insured, 5.00%,
12/01/36	11,570,000	12,107,311
		138,723,402
Alaska 0.6%
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%,
10/01/40	10,000,000	10,754,900
Alaska State International Airports Revenue,
Series B, NATL Insured, 5.00%, 10/01/28	5,100,000	5,115,045
Series C, 5.00%, 10/01/33	12,565,000	13,991,504
Anchorage Electric Utility Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,910,713
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, Pre-Refunded,
6.00%, 9/01/32	20,000,000	23,856,800
		63,628,962
Arizona 2.5%
Arizona State Board of Regents University of Arizona System Revenue, Stimulus Plan for Economic and Educational
Development, 5.00%, 8/01/44	10,000,000	11,067,000
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	16,343,769
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,942,500
Arizona State Transportation Board Highway Revenue, Refunding, 5.00%, 7/01/33	15,000,000	17,354,250
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	16,423,335
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,447,800
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,636,690
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,473,744
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	25,698,480
senior lien, Series A, 5.00%, 7/01/33	28,000,000	30,483,320
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL
Insured, 5.50%,
7/01/32	6,000,000	7,416,780
7/01/34	5,000,000	6,216,000
7/01/35	9,860,000	12,280,433
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,
7/01/32	21,095,000	23,739,891
7/01/34	10,000,000	11,221,600
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	21,507,200
Pinal County Electrical District No. 3 Revenue, Electric System, Refunding, 5.25%, 7/01/36	10,000,000	11,226,400

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Series A, 5.00%,
1/01/38	10,000,000	10,767,100
		277,246,292
Arkansas 0.1%
University of Arkansas Revenue, Various Facilities, Fayetteville Campus, Series B, 5.00%,
11/01/37	3,100,000	3,477,611
11/01/42	9,360,000	10,313,971
		13,791,582
California 12.8%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	20,620,400
Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	27,427,920
Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	10,891,170
Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	22,463,122
Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	15,530,060
Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	33,671,700
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	31,087,805
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	33,173,092
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%,
7/01/40	24,525,000	27,218,826
California State GO, Various Purpose,
6.00%, 5/01/18	535,000	542,511
5.90%, 4/01/23	1,200,000	1,210,644
5.00%, 10/01/29	15,000,000	17,087,550
6.00%, 4/01/38	100,000,000	116,296,000
6.00%, 11/01/39	25,000,000	29,682,250
5.25%, 11/01/40	50,000,000	57,478,500
FGIC Insured, 6.00%, 5/01/20	850,000	861,892
Refunding, 5.25%, 3/01/30	30,000,000	34,465,800
Refunding, 6.00%, 3/01/33	12,000,000	14,436,360
Refunding, 5.25%, 3/01/38	20,000,000	21,758,200
Refunding, 5.50%, 3/01/40	25,000,000	28,935,000
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,
11/01/24	5,000,000	6,013,750
11/01/38	8,000,000	9,509,600
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,189,086
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%, 4/01/27	3,980,000	4,640,959
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%, 4/01/29	5,000,000	5,813,650
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,400,480
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,009,674
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	34,804,591
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	15,912,442
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	9,905,000	10,572,993
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,520,650
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,760,000
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	15,000,000	17,098,650
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured,
zero cpn., 8/01/39	7,500,000	2,487,075
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	3,927,463
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	10,203,995
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	11,674,649
Convertible Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	15,120,400
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,785,250
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,230,800
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series
D, zero cpn., 8/01/39	45,000,000	9,506,700
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn.,
8/01/35	10,500,000	2,996,595
8/01/40	10,000,000	1,884,800

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
8/01/41	13,590,000	2,355,555
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	34,792,800
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Refunding, Series A, 5.00%, 5/15/40	25,485,000	28,666,802
Series D, 5.00%, 5/15/40	50,000,000	56,242,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	23,039,200
Los Angeles USD, GO,
Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	30,386,627
Election of 2004, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/30	52,475,000	54,684,197
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26	10,250,000	10,681,525
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,421,000
Series KRY, 5.25%, 7/01/34	36,625,000	42,363,771
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	16,365,000
New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,
8/01/31	2,055,000	1,080,725
8/01/32	7,830,000	3,916,253
8/01/33	7,660,000	3,632,985
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, Pre-Refunded, 5.25%, 8/01/32	24,490,000	27,586,026
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29	5,585,000	6,299,768
Rialto USD, GO, San Bernardino County, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	7,555,600
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,775,268
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	17,061,300
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	11,275,600
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	5,983,530
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	53,777,500
San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	13,755,000
Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	4,116,012
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625%
thereafter, 8/01/42	50,000,000	36,499,500
Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,
8/01/35	10,000,000	4,206,000
8/01/36	18,865,000	7,536,002
8/01/37	10,000,000	3,799,300
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	28,220,250
Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	12,648,945
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,375,570
West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
8/01/29	10,000,000	5,801,700
8/01/30	20,845,000	11,361,776
8/01/31	20,000,000	10,322,000
8/01/32	10,730,000	5,260,597
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	7,033,000
		1,432,782,238
Colorado 2.2%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/32	10,000,000	10,715,900
8/01/36	41,235,000	44,052,588
8/01/39	26,930,000	28,720,845
Colorado State Board of Governors University Enterprise System Revenue, Series A,
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,516,100
NATL Insured, 5.00%, 3/01/37	1,700,000	1,787,737
NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	8,874,692
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	10,000,000	11,317,300
11/01/29	5,000,000	5,623,900
Colorado State Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	10,000,000	10,571,800
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,081,800
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,497,500
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,697,620
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-Refunded, 5.50%,
11/01/27	10,000,000	11,413,200

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Colorado State Water Resources and Power Development Authoriy Water Resources Revenue, Arapahoe County Water
and Wastewater Public Improvement District Project, Series E, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	10,000,000	10,155,200
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,768,796
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Refunding and Improvement, Assured
Guaranty, 6.25%, 12/01/30	6,000,000	6,795,060
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	26,077,800
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,502,800
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A, Pre-Refunded, 5.375%,
6/01/32	3,500,000	4,052,790
		245,223,428
Connecticut 0.1%
Connecticut State GO, Series B, 5.00%, 6/15/35	7,000,000	7,931,420

District of Columbia 2.7%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
2/01/24	12,120,000	12,375,126
2/01/25	7,000,000	7,146,650
2/01/26	9,950,000	10,155,468
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, 5.45%,
7/15/35	23,350,000	25,826,734
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,269,200
Series A, 5.25%, 12/01/34	11,000,000	12,575,970
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,546,350
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,309,600
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter,
4/01/32	15,370,000	14,345,897
Medlantic/Helix Issue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/38	20,000,000	21,690,400
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	11,949,917
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	18,377,008
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,492,605
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	35,000,000	42,389,200
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%, 4/01/36	5,000,000	5,561,650
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-Refunded, 6.00%, 10/01/35	8,000,000	9,212,320
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,524,750
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,668,250
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,996,255
Series A, 5.00%, 10/01/39	5,000,000	5,613,850
Series C, 5.00%, 10/01/26	10,235,000	11,368,322
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	29,399,500
		302,795,022
Florida 6.8%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, Pre-Refunded,
7.00%, 4/01/39	6,500,000	7,854,665
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%, 8/01/37	12,245,000	13,044,354
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	8,800,000	9,973,480
Cape Coral Water and Sewer Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 10/01/36	5,000,000	5,266,650
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	23,719,937
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	22,962,800
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	26,115,310
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	10,814,200
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	27,260,750
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	8,006,040
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	22,442,700
Florida State Mid-Bay Bridge Authority Revenue, Series A,
AMBAC Insured, Pre-Refunded, zero cpn., 10/01/23	4,950,000	3,587,364
AMBAC Insured, Pre-Refunded, zero cpn., 10/01/24	2,970,000	2,032,816
Pre-Refunded, zero cpn., 10/01/23	50,000	36,120
Pre-Refunded, zero cpn., 10/01/24	30,000	20,467

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,555,220
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,150,700
Hillsborough County Aviation Authority Revenue,
Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,560,000
[a] Tampa International, Sub Series B, 5.00%, 10/01/44	10,000,000	10,902,200
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,306,195
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	17,650,000	20,167,596
Indian River County School Board COP, NATL Insured, 5.00%, 7/01/27	16,485,000	17,625,927
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.00%, 11/15/36	17,950,000	18,510,399
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 10/01/32	6,015,000	6,060,714
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B, CIFG Insured, Pre-
Refunded, 5.00%, 10/01/35	10,645,000	10,725,902
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,126,610
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Refunding, Series A,
5.50%, 10/01/36	20,000,000	22,547,400
Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,932,910
Assured Guaranty, 5.25%, 10/01/38	13,000,000	13,999,960
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A, 5.50%, 4/01/38	12,500,000	12,870,625
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,205,700
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,026,780
Series A, 5.00%, 7/01/40	30,265,000	32,733,413
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	22,621,200
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,145,000
Series A, Assured Guaranty, 5.25%, 2/01/27	10,000,000	11,212,000
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,026,100
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,547,700
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,977,810
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,566,875
Miami-Dade County Transit System Sales Surtax Revenue, Refunding,
5.00%, 7/01/35	7,000,000	7,884,800
AGMC Insured, 5.00%, 7/01/38	18,845,000	20,075,202
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	21,963,200
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	20,000,000	21,688,200
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	17,320,950
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds, Series B, Assured
Guaranty, 5.50%, 11/01/38	18,490,000	19,954,408
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,498,400
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,778,920
Series C, 5.00%, 7/01/40	15,000,000	16,423,200
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%, 10/01/28	10,000,000	11,411,000
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	18,189,270
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,330,780
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
4.75%, 5/01/28	10,000,000	10,539,600
5.00%, 5/01/36	12,500,000	13,393,875
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	6,501,368
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	31,070,000	33,117,824
St. Lucie County Transportation Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/27	5,785,000	6,276,667
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	21,509,800
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,634,613
		758,734,666
Georgia 3.6%
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%, 1/01/38	14,500,000	16,647,595
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	17,999,700
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,409,260
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	7,047,635
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,696,612
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,525,150
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,336,000

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Atlanta Water and Wastewater Revenue, Refunding,
5.00%, 11/01/40	30,000,000	33,843,600
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	24,170,800
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	34,099,800
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project,
5.00%, 7/01/33	5,000,000	5,467,250
5.25%, 7/01/38	10,000,000	10,975,200
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four
LLC Project, Assured Guaranty, 5.375%, 7/01/39	23,075,000	25,166,518
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	16,135,050
Series E, 7.00%, 1/01/23	25,000,000	27,764,750
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured, 5.00%, 1/01/27	5,000,000	5,259,650
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation Real Estate I LLC
Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,829,769
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Foundation LLC
Project, 6.00%, 7/01/34	10,000,000	11,219,100
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project, Refunding, Series
A, 5.00%, 7/01/39	11,420,000	12,555,490
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	5,000,000	5,658,150
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	2,335,000	2,679,879
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	11,635,000	13,371,291
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	11,442,300
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,983,679
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,517,165
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project, 5.25%, 10/01/35	10,485,000	11,218,531
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, Pre-Refunded, 5.00%, 3/01/32	6,075,000	6,495,633
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,859,800
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	11,349,200
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	10,000,000	11,268,100
Series A, 5.00%, 10/01/43	10,000,000	11,176,100
Series C, 5.25%, 9/01/39	21,000,000	23,647,260
		401,816,017
Hawaii 0.6%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary Projects,
6.50%, 7/01/39	7,500,000	8,573,400
Hawaii State GO, Series EE, 4.00%, 11/01/32	7,000,000	7,372,890
Honolulu City and County Board of Water Supply Water System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/36	20,000,000	20,836,200
Honolulu City and County GO, Refunding, Series A, 5.00%,
10/01/38	6,500,000	7,464,795
10/01/39	5,370,000	6,152,087
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35	1,055,000	1,058,070
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%, 7/01/38	10,000,000	11,189,600
		62,647,042
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,323,000

Illinois 5.4%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	6,901,940
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
5.00%, 11/01/44	2,000,000	2,056,980
Assured Guaranty, 5.125%, 11/01/37	5,000,000	5,272,650
Chicago GO,
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,008,919
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	13,922,163
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	26,806,520
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	22,540,583
Chicago O'Hare International Airport Revenue, General Airport, third lien,
Series A, 5.75%, 1/01/39	5,000,000	5,697,350

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Series C, Assured Guaranty, 5.25%, 1/01/35	12,850,000	14,162,756
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,554,400
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	19,287,540
Chicago Waterworks Revenue, second lien, Refunding, 5.00%, 11/01/42	10,000,000	10,218,500
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,376,629
South Suburban Hospital, ETM, 7.00%, 2/15/18	1,640,000	1,746,092
Illinois State Finance Authority Revenue,
Advocate Health Care Network, Refunding, 5.00%, 8/01/33	10,000,000	11,131,900
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	49,404,150
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,758,080
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	16,112,875
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	26,695,000	29,156,012
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,853,450
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,966,600
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%, 11/01/28	2,500,000	2,868,850
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%, 11/01/35	3,000,000	3,395,010
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,951,300
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	5,000,000	5,474,250
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,789,850
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,840,100
Illinois State GO,
5.25%, 7/01/30	16,915,000	17,715,925
5.50%, 7/01/33	5,000,000	5,325,900
5.50%, 7/01/38	20,000,000	21,140,000
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,008,160
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,383,000
Refunding, 5.00%, 1/01/24	12,820,000	13,411,771
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%,
2/01/35	20,000,000	21,296,200
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	16,701,900
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	11,203,932
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	8,240,000	8,943,449
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	6,000,000	6,511,860
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, zero cpn. to 6/14/17,
5.65% thereafter, 6/15/22	30,000,000	32,230,500
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	15,902,700
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	12,000,000	15,756,840
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	5,000,000	5,269,550
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	16,884,151
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	630,000	725,275
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured,
zero cpn.,
12/01/24	3,850,000	2,732,961
12/01/26	7,700,000	4,950,330
University of Illinois University Revenue, Auxiliary Facilities System,
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,239,926
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,493,650
Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	8,146,600
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,612,420
		607,842,449
Indiana 1.7%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	4,220,000	4,310,392
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	10,066,140
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%,
8/01/39	10,000,000	11,414,800
Indiana State Finance Authority Hospital Revenue,
Deaconess Hospital Obligated Group, Series A, Pre-Refunded, 6.75%, 3/01/39	9,750,000	11,689,568
Indiana University Health Obligation Group, Refunding, Series A, 5.00%, 12/01/40	10,000,000	11,027,300
Indiana State Finance Authority Revenue,
Deaconess Health System, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,477,550
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,210,875

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,374,100
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,622,500
Series A, 5.00%, 10/01/37	5,000,000	5,605,300
Series A, 5.25%, 10/01/38	12,000,000	13,702,320
Series A, 4.00%, 10/01/42	22,615,000	23,165,902
Indiana State Health and Educational Facility Financing Authority Hospital Revenue, Community Foundation of Northwest
Indiana Obligated Group,
Pre-Refunded, 5.50%, 3/01/27	2,860,000	3,078,018
Refunding, 5.50%, 3/01/27	3,640,000	3,875,362
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,521,320
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F, AGMC Insured, 5.00%,
1/01/35	10,000,000	11,178,300
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.60%, 11/01/16	5,000,000	5,281,750
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,342,920
		185,944,417
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group,
Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,170,125
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,293,310
Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,607,050
		16,070,485
Kentucky 0.9%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC Insured, 5.75%, 2/01/26	12,500,000	13,808,625
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/16	7,005,000	6,933,549
8/15/17	7,115,000	6,944,453
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc., Refunding, Series B,
NATL Insured, zero cpn., 10/01/18	8,585,000	8,017,274
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Series
A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,269,600
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	10,961,100
Series A, NATL Insured, 5.00%, 9/01/32	5,230,000	5,572,147
Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	4,770,000	5,192,240
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	15,000,000	16,930,200
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,248,790
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	12,996,955
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,670,810
		102,545,743
Louisiana 1.9%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,858,840
Lafayette Communications Systems Revenue, XLCA Insured, Pre-Refunded, 5.25%, 11/01/27	12,485,000	13,595,541
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc., Housing and Parking Project, Assured
Guaranty, 5.50%, 10/01/35	6,000,000	7,017,300
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/32	6,730,000	7,373,253
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,353,578
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,009,500
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series
A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	12,072,900
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project, Assured Guaranty, 5.00%,
11/01/30	10,000,000	10,772,100
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,042,930
[a] Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	7,981,125
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	10,636,337
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,376,300
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,573,500
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	10,000,000	11,334,300

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
second lien, Series B, 5.00%, 5/01/45	13,690,000	15,300,902
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A, AMBAC Insured, Pre-
Refunded, 5.00%, 7/01/36	6,230,000	6,737,433
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	40,500,000	42,336,675
		210,372,514
Maine 0.2%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3,
Assured Guaranty, 5.875%, 12/01/39	10,770,000	11,794,119
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical Center Issue,
6.75%, 7/01/36	4,250,000	4,752,520
7.00%, 7/01/41	10,000,000	11,228,300
		27,774,939
Maryland 1.3%
Baltimore Project Revenue,
Subordinate Project Revenue, Wastewater Projects, Series C, 5.00%, 7/01/39	10,000,000	11,312,900
Subordinate Project Revenue, Wastewater Projects, Series C, 5.00%, 7/01/44	10,000,000	11,210,000
Subordinate Project Revenue, Water Projects, Series A, 5.00%, 7/01/39	9,430,000	10,668,065
Subordinate Project Revenue, Water Projects, Series A, 5.00%, 7/01/44	5,500,000	6,165,500
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,635,000
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,176,500
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	8,130,000	8,792,188
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,820,050
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%, 6/01/33	15,000,000	15,439,650
Maryland State GO, Refunding, Second Series C, 5.00%, 8/01/23	24,265,000	29,614,947
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,641,070
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,196,470
Upper Chesapeake Hospitals Issue, Series C, Pre-Refunded, 6.00%, 1/01/38	5,000,000	5,614,350
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/34	19,345,000	20,117,833
		148,404,523
Massachusetts 2.6%
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A, 5.25%, 7/01/34	27,630,000	30,648,025
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	12,344,400
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B,
5.00%, 1/01/37	31,000,000	34,050,400
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,747,209
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,139,800
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,715,600
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	10,605,000	11,055,713
Refunding, Series K, 5.25%, 7/01/29	9,080,000	9,909,095
Series H, Assured Guaranty, 6.35%, 1/01/30	3,895,000	4,133,997
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	10,000,000	10,849,900
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,728,400
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,275,700
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	22,538,000
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,446,817
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,858,941
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,589,400
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,872,205
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 8/15/30	2,005,000	2,007,747
AMBAC Insured, 4.50%, 8/15/35	30,000,000	31,513,500
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/35	11,795,000	12,285,790
Massachusetts State Water Pollution Abatement Trust Revenue, Massachusetts Water Resources Authority Program, Series
A, 5.00%, 8/01/32	225,000	225,686
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, Massachusetts Water
Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,719

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)

University of Massachusetts Building Authority ProjectRevenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	22,704,600
		296,092,644
Michigan 2.7%
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A, 5.00%,
5/01/30	1,245,000	1,360,872
5/01/33	1,500,000	1,619,925
Detroit GO, Distributable State Aid, 5.00%, 11/01/30	22,500,000	24,023,700
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%, 7/01/30	5,470,000	5,488,434
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%,
7/01/39	12,000,000	12,814,800
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	22,952,566
Michigan State Building Authority Revenue, Facilities Program,
Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,022,600
Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,709,013
Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,194,119
Refunding, Series IA, NATL Insured, 5.00%, 10/15/31	9,475,000	9,921,462
Series H, 5.125%, 10/15/33	12,500,000	14,096,000
Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,678,150
Michigan State Finance Authority Hospital Revenue, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,750,000	32,418,278
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,
5.00%, 6/01/18	2,400,000	2,574,648
5.00%, 6/01/19	1,900,000	2,067,713
5.00%, 6/01/20	1,500,000	1,642,875
5.50%, 6/01/21	10,000,000	10,836,900
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,168,560
5.50%, 11/01/25	1,000,000	1,150,400
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	405,000	413,886
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,708,560
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,908,950
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	10,000,000	11,056,200
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt Facilities Project, Refunding,
Series KT, 5.625%, 7/01/20	7,000,000	8,130,150
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,
6/01/34	42,680,000	37,163,183
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	24,342,000
Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	12,014,100
Wayne State University Revenue, General, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/36	5,000,000	5,281,550
		306,759,594
Minnesota 0.2%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,655,060
6.75%, 11/15/32	6,250,000	7,127,250
Western Minnesota Municipal Power Agency Revenue, Series A, 5.00%, 1/01/46	5,000,000	5,561,150
		25,343,460
Mississippi 0.5%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	37,680,000	37,933,210
Mississippi Development Bank Special Obligation Revenue,
City of Jackson GO Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	12,048,800
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,349,314
		54,331,324
Missouri 0.6%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,085,750
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,667,250
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/34	14,000,000	14,264,180
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/34	13,000,000	13,245,310
		71,262,490
Nebraska 1.8%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured, Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,147,452

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,622,150
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	25,673,698
Lincoln Electric System Revenue, Pre-Refunded, 5.00%, 9/01/31	8,645,000	8,675,517
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project, Series A-1, 6.00%,
7/01/33	12,000,000	13,299,720
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A, BHAC Insured, 5.375%,
4/01/39	5,000,000	5,621,950
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured, 5.00%, 2/01/35	30,000,000	31,354,200
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	9,929,160
Omaha Public Power District Electric System Revenue,
Refunding, Series C, 5.00%, 2/01/39	7,000,000	7,974,960
Refunding, Series C, 5.00%, 2/01/43	7,500,000	8,472,750
Series C, 5.00%, 2/01/39	23,305,000	25,598,212
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/30	12,165,000	12,353,801
Series A, 5.25%, 2/01/42	10,000,000	11,393,900
University of Nebraska Revenue,
Kearney Student Fees and Facilities, Pre-Refunded, 5.00%, 7/01/30	5,000,000	5,096,400
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,544,900
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,235,075
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,611,300
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,332,200
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,447,150
		207,384,495
Nevada 0.3%
Clark County School District GO,
Refunding, Series A, NATL Insured, 5.00%, 6/15/24	15,000,000	16,512,450
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	10,173,900
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	4,625,000	4,643,731
		31,330,081
New Hampshire 0.3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33	4,686,000	4,690,686
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire Catholic Charities Issue,
5.80%, 8/01/22	885,000	885,805
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,509,100
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,564,600
New Hampshire State Health and Education Facilities Authority Revenue,
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/26	1,000,000	1,028,420
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/36	1,100,000	1,125,058
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,484,257
		37,287,926
New Jersey 3.2%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	10,298,160
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,104,000
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,052,000
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	15,000,000	15,632,700
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	15,330,540
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,101,760
School Facilities, Series U, 5.00%, 9/01/37	7,715,000	7,891,442
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	15,549,508
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A, 5.25%, 10/01/38	10,000,000	10,832,300
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, 5.25%,
6/15/25	20,305,000	21,827,672
6/15/26	8,000,000	8,572,880
6/15/27	4,000,000	4,281,920
6/15/28	2,000,000	2,137,220
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	2,285,000	2,341,874
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	25,000,000	25,500,750
Transportation System, Series A, 6.00%, 12/15/38	39,505,000	43,867,142
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	23,888,357
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,476,500

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Transportation System, Series C, 5.25%, 6/15/32	25,000,000	26,595,000
Transportation System, Series D, 5.25%, 12/15/23	50,000,000	54,849,000
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, 5.15%, 1/01/35	10,000,000	10,329,800
Series E, 5.25%, 1/01/40	13,925,000	15,310,955
		363,771,480
New Mexico 0.1%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services Obligated Group,
Refunding, 5.00%, 8/01/44	10,000,000	11,007,100

New York 8.0%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,379,875
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	7,012,920
5.25%, 11/15/29	4,000,000	4,666,200
5.25%, 11/15/30	3,000,000	3,492,840
5.00%, 11/15/34	15,000,000	17,073,600
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	15,000,000	16,900,650
Series A, 5.00%, 11/15/37	25,000,000	26,835,000
Series A, 5.00%, 11/15/38	11,800,000	13,097,292
Series C, 6.50%, 11/15/28	15,000,000	17,626,950
Series D, 5.00%, 11/15/34	10,000,000	11,218,000
Series D, 5.00%, 11/15/36	9,500,000	10,567,895
Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,756,050
Sub Series A-1, 5.00%, 11/15/40	30,000,000	32,910,900
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,682
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	28,139,429
Series F, 5.25%, 1/15/23	5,000	5,018
Sub Series E-1, 6.25%, 10/15/28	3,330,000	3,861,102
Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	6,670,000	7,775,019
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,716,820
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,704,800
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	73,500,561
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	17,230,200
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,325,700
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,427,674
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,555,650
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,366,500
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	17,049,750
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	22,812,800
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,456,505
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,726,438
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	38,865,050
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	5,997,162
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	17,122,950
Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	17,127,750
Subordinate, Series E-1, 5.00%, 2/01/41	10,000,000	11,305,700
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,130,400
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	28,172,750
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	28,311,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,015,060
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	40,000,000	46,688,800
5.50%, 10/01/37	24,995,000	30,055,488
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,989,600
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges, Series C, 6.00%,
7/01/31	23,215,000	26,981,402
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,932,450

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Group C, Series B, 5.00%, 2/15/40	20,000,000	22,620,400
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	40,000	40,104
6.125%, 11/01/20	175,000	175,360
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,407,800
State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,584,750
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,720,600
Triborough Bridge and Tunnel Authority Revenue,
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	18,307,800
General, MTA Bridges and Tunnels, Series A, 5.25%, 11/15/38	25,000,000	27,490,500
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	7,500,000	8,334,975
		892,751,171
North Carolina 2.0%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	14,478,620
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	5,166,495
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,566,263
Series B, ETM, 6.25%, 1/01/23	39,030,000	50,425,199
North Carolina State Capital Improvement Limited Obligation Revenue, Series A,
5.00%, 5/01/23	20,000,000	23,279,800
5.00%, 5/01/26	20,000,000	23,100,800
Pre-Refunded, 5.00%, 5/01/24	5,500,000	6,281,330
Pre-Refunded, 5.00%, 5/01/25	5,750,000	6,566,845
Pre-Refunded, 5.00%, 5/01/27	4,500,000	5,139,270
Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,853,755
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	12,785,250
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	7,328,250
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	7,081,822
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,557,030
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,582,419
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	13,115,000	14,437,385
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	27,102,814
		228,733,347
North Dakota 0.3%
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,
Assured Guaranty, 5.00%, 12/01/26	8,385,000	9,160,109
Refunding, 5.50%, 12/01/20	8,870,000	9,653,132
Refunding, 5.50%, 12/01/24	13,945,000	15,142,876
		33,956,117
Ohio 2.9%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,437,400
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.00%, 2/15/38	1,215,000	1,294,182
Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,533,250
Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,751,175
Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	23,472,459
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,211,160
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	12,633,300
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,926,875
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%,
7/01/37	6,000,000	7,142,580
Franklin County Hospital Facilities Revenue, 5.00%, 5/15/40	10,000,000	11,109,900
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and
Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,576,080
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,263,508
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,510,310
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,236,360
Maple Heights City School District GO, School Facilities Improvement,
2015, Pre-Refunded, 5.00%, 1/15/37	5,685,000	6,042,473
2015, Pre-Refunded, 5.00%, 1/15/37	18,205,000	19,363,384
Pre-Refunded, 5.00%, 1/15/37	5,480,000	5,824,582

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Marysville Wastewater Treatment System Revenue,
Refunding, XLCA Insured, 5.00%, 12/01/31	2,255,000	2,366,735
Refunding, XLCA Insured, 5.00%, 12/01/36	3,000,000	3,138,120
XLCA Insured, Pre-Refunded, 5.00%, 12/01/31	5,745,000	6,080,508
XLCA Insured, Pre-Refunded, 5.00%, 12/01/36	10,725,000	11,351,340
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,567,850
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,166,060
Ohio State GO, Infrastructure Improvement, Series A,
5.375%, 9/01/28	6,235,000	6,867,291
Pre-Refunded, 5.375%, 9/01/28	3,765,000	4,194,474
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	29,387,400
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,148,600
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project, Mandatory Put 6/01/16,
Refunding, Series A, 5.875%, 6/01/33	13,000,000	13,423,540
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,545,980
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,227,600
		330,794,476
Oregon 1.2%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,782,500
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, Pre-Refunded, 4.50%,
11/15/32	30,000,000	32,542,800
Oregon State GO,
Article XI-Q State Projects, Series F, 5.00%, 5/01/39	10,000,000	11,540,700
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/26	6,630,000	6,630,000
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/27	6,955,000	6,955,000
Oregon State University General Revenue, Series A, 5.00%, 4/01/45	7,000,000	7,970,620
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	28,252,000
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,948,688
University of Oregon General Revenue, Series A, 5.00%, 4/01/45	20,000,000	22,773,200
		135,395,508
Pennsylvania 2.6%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	15,212,899
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,913,891
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	4,997,765
Series A, 5.00%, 6/01/35	7,500,000	8,186,625
Series B, 5.00%, 6/01/42	5,400,000	5,826,330
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,439,950
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.375%, 8/15/28	5,000,000	5,511,950
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project,
Series B, 5.00%, 12/01/43	20,000,000	21,871,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co.
Project, 6.20%, 4/01/39	12,500,000	14,161,750
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, NATL Insured, Pre-Refunded,
5.00%, 4/01/33	13,225,000	13,637,091
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,938,100
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,272,640
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	21,643,200
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,626,750
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,819,500
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,675,000
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,012,750
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,444,190
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North Philadelphia Health Systems,
Refunding, Series A, FHA Insured,
5.30%, 1/01/18	370,000	371,203
5.35%, 1/01/23	5,680,000	5,698,687
5.375%, 1/01/28	3,700,000	3,705,809
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,223,330
Philadelphia School District GO,
2014, Series E, Pre-Refunded, 6.00%, 9/01/38	15,000	17,264
Series E, 6.00%, 9/01/38	24,650,000	27,479,820

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Series E, Pre-Refunded, 6.00%, 9/01/38	335,000	385,551
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	1,000,000	1,121,550
5.00%, 1/01/26	5,000,000	5,552,400
5.00%, 1/01/27	1,750,000	1,940,277
5.25%, 1/01/32	5,000,000	5,511,450
5.00%, 7/01/45	15,000,000	16,407,900
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue,
Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	19,552,140
		288,158,762
Rhode Island 1.2%
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/30	7,990,000	7,990,000
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/27	17,300,000	19,667,851
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,262
Series 10-A, 6.50%, 10/01/22	220,000	220,246
Series 10-A, 6.50%, 4/01/27	130,000	130,162
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
7/01/27	12,280,000	12,315,121
7/01/30	14,965,000	14,984,305
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue,
Refunding, Series A, 5.00%, 9/01/39	9,000,000	10,046,970
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, New England Institute of
Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	17,640,179
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island, Educational and General
Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	10,000,000	10,042,100
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/26	5,000,000	5,121,700
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/32	12,440,000	12,708,704
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,378,504
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,585,000	11,669,327
		132,070,431
South Carolina 1.5%
Charleston Educational Excellence FICO Revenue, Installment Purchase, Charleston County School District Project, Pre-
Refunded, 5.25%, 12/01/30	8,000,000	8,130,560
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Refunding, 5.00%,
12/01/28	7,500,000	7,901,100
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No. 50, South Carolina
Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,353,169
Newberry Investing in Children's Education Installment Revenue, Newberry County School District Project, Pre-Refunded,
5.00%, 12/01/30	4,000,000	4,062,080
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,759,700
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase, School District of Beaufort
County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,607,481
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase, Chesterfield County
School District Project, Assured Guaranty, 5.00%, 12/01/29	7,500,000	7,869,600
SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment Purchase, School District of Colleton
County Project, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/25	3,340,000	3,525,938
12/01/26	4,000,000	4,222,680
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, Pre-Refunded, 5.00%,
12/01/25	18,900,000	20,003,760
12/01/31	10,000,000	10,584,000
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%, 2/01/29	4,000,000	4,439,920
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,302,040
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,754,000
South Carolina State Public Service Authority Revenue,
Refunding, Series A, 5.50%, 1/01/38	6,950,000	7,817,707
Refunding, Series B, 5.25%, 1/01/34	6,000,000	6,706,020
Refunding, Series B, 5.00%, 12/01/50	15,000,000	16,283,850
Series A, Pre-Refunded, 5.50%, 1/01/38	550,000	632,461

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)

University of South Carolina Higher Education Revenue, Special Moore School Business Project, 5.00%, 5/01/32	11,490,000	13,085,042
		164,041,108
South Dakota 0.5%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,326,000
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,296,670
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,399,000
Sanford Health, 5.00%, 11/01/27	2,355,000	2,500,515
Sanford Health, 5.00%, 11/01/40	12,945,000	13,523,383
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/34	7,000,000	7,916,510
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	3,904,962
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,466,544
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,508,130
		54,841,714
Tennessee 0.3%
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	17,500,000	18,453,575
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%, 7/01/40	5,000,000	5,590,750
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program, Refunding, Series B,
5.00%, 11/01/45	10,000,000	11,429,000
		35,473,325
Texas 11.4%
Allen ISD, GO, Collin County, School Building Unlimited Tax, Series A, 5.00%, 2/15/39	11,575,000	12,777,064
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000	9,771,694
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,387,249
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45	10,000,000	11,175,100
Austin ISD, GO, Travis County, Refunding, 5.00%, 8/01/33	10,000,000	11,059,500
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/38	20,000,000	22,372,800
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue, AGMC Insured, Pre-Refunded,
5.00%, 6/15/37	20,000,000	20,786,400
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	10,000,000	10,779,500
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%, 1/01/41	14,000,000	16,385,600
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,676,560
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,702,240
junior lien, Refunding, 5.00%, 7/15/37	12,625,000	13,702,291
junior lien, Series A, 5.00%, 7/15/40	13,200,000	14,558,808
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/01/36	13,900,000	15,133,486
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	21,381,409
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%, 2/15/29	28,325,000	30,078,601
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	11,420,300
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	27,495,250
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,505,100
Denton ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,784,564
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,727,969
Forney ISD, GO,
Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,093,100
School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,303,980
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,828,130
Grand Parkway Transportation Corp. System Toll Revenue, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	7,634,300
[a]Harris County Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, 5.00%, 12/01/45	11,435,000	12,659,002
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-
Refunded, 7.25%, 12/01/35	13,500,000	16,235,235
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%, 2/15/32	10,215,000	10,775,395
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	11,392,200
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,811,417
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue, senior lien, Refunding,
5.25%, 12/01/38	5,000,000	5,638,300
5.00%, 12/01/43	5,000,000	5,420,700
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
7/01/34	5,000,000	5,519,850
7/01/39	30,850,000	33,873,300

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,069,900
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,445,400
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	11,533,400
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	16,535,000	18,771,028
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,719,950
Lower Colorado River Authority Revenue, Refunding and Improvement, 2014, Series A, NATL Insured, 5.00%, 5/15/26	50,000	50,144
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	17,237,988
Series A, 5.00%, 5/15/36	10,000,000	11,041,800
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,346,125
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,867,700
Manor ISD, GO, School Building, PSF Guarantee, Pre-Refunded, 5.00%, 8/01/37	8,175,000	8,523,337
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,616,400
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, Series A, 5.00%, 7/01/47	10,000,000	10,258,900
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,620,800
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	30,146,040
5.50%, 12/15/38	25,000,000	28,221,500
Refunding, 5.00%, 12/15/34	5,040,000	5,668,790
Refunding, 5.00%, 12/15/35	5,190,000	5,819,858
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,583,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,731,050
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,702,575
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	24,108,000
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,423,375
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	38,222,450
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,907,400
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	10,941,200
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	10,875,200
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	30,000,000	33,546,000
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,805,440
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	10,905,702
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	11,105,800
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and
Expansion Project, 4.00%,
9/15/34	9,000,000	9,144,630
9/15/42	39,000,000	38,113,920
San Antonio Water System Revenue, junior lien, Refunding, Series B, 5.00%, 5/15/39	15,000,000	16,994,850
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,586,700
10/01/37	3,000,000	3,325,470
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	27,229,047
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children's Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,416,300
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,957,332
Tarrant County Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.00%, 11/15/52	5,000,000	5,498,800
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist Health System, FGIC
Insured, ETM, 6.00%, 9/01/24	4,000,000	4,729,000
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,229,100
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	633,820
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	45,566,400
Transportation Commission, Mobility Fund, Refunding, 5.00%, 10/01/23	46,345,000	56,214,631
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,383,300
Transportation Commission, Mobility Fund, Series A, 5.00%, 4/01/33	6,940,000	7,369,725
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	3,060,000	3,277,750
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,878,570
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	16,518,037
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series B, 5.00%, 8/15/37	20,000,000	22,109,200
second tier, Refunding, Series C, 5.00%, 8/15/42	25,000,000	26,800,250
Texas State University System Financing Revenue, AGMC Insured,
5.00%, 3/15/26	740,000	759,825

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Pre-Refunded, 5.00%, 3/15/26	5,685,000	5,850,149
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System
Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,412,625
		1,273,662,577
Utah 1.5%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	16,549,350
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%, 7/01/37	13,950,000	15,585,917
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/15/30	5,730,000	5,737,793
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,433,900
6/01/38	5,000,000	5,406,600
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	24,645,182
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,514,000
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding, 5.25%, 12/01/27	9,735,000	11,129,733
Utah State Transit Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 6/15/38	15,000,000	17,377,350
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/15/36	33,000,000	36,713,490
Series A, Pre-Refunded, 5.25%, 6/15/38	13,185,000	14,781,308
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,994,356
		166,868,979
Vermont 0.6%
University of Vermont and State Agricultural College Revenue, NATL Insured, Pre-Refunded, 5.00%, 10/01/30	12,210,000	12,302,796
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%, 12/01/34	5,500,000	5,887,805
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	5,121,550
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,041,600
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	29,612,537
		63,966,288
Virginia 0.2%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37	11,130,000	11,775,429
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program, Series A, 5.00%, 11/01/39	12,355,000	13,772,860
		25,548,289
Washington 3.4%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A, 5.00%, 11/01/34	11,405,000	12,301,433
Energy Northwest Electric Revenue, Bonneville Power Administration, Refunding, Series A, 5.00%, 7/01/38	10,000,000	11,490,000
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,653,879
6/01/39	16,250,000	18,525,325
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	11,338,100
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,426,400
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	8,030,777
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	10,000,000	10,499,500
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,705,200
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	14,530,000	14,778,318
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	49,429,497
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	6,036,450
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,888,400
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,834,458
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000	19,610,545
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	1,500,000	1,776,420
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,066,126
Providence Health and Services, Refunding, Series A, NATL Insured, 5.00%, 10/01/36	9,750,000	10,131,322
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,994,100
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	10,960,600
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	263,333
Seattle Children's Hospital, Refunding, Series B, 5.00%, 10/01/38	48,500,000	54,204,085
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,168,100
Virginia Mason Medical Center, Series C, Assured Guaranty, 5.50%, 8/15/36	16,000,000	17,031,520
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding,
5.375%, 10/01/29	3,000,000	3,291,060
5.875%, 10/01/34	6,000,000	6,688,860

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)

Washington State University General Revenue, Refunding, 5.00%, 4/01/40	11,000,000	12,408,880
		376,532,688
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station
Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,276,570
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,461,580
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,476,730
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	11,546,200
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	24,054,120
		69,815,200
Wisconsin 0.8%
Monroe RDAR, 6.00%, 2/15/39	11,790,000	13,302,657
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	29,362,196
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,254,886
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,823,210
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,456,809
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,740,570
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	1,076,996
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,721,693
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	671,675
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	2,030,665
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,609,815
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,555,040
Thedacare Inc., AMBAC Insured, Pre-Refunded, 5.00%, 12/15/30	10,000,000	10,173,900
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,689,100
		86,469,212
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A,
5.75%, 7/15/39	5,500,000	6,357,670

U.S. Territories 1.9%
Puerto Rico 1.8%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%, 5/15/33	14,025,000	14,171,561
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,
5.00%, 7/01/36	62,000,000	64,551,920
5.50%, 7/01/36	7,000,000	7,319,760
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	11,118,438
Series XX, 5.25%, 7/01/40	15,000,000	8,812,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	420,000	377,626
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.25%, 7/01/27	3,265,000	1,910,286
Series N, 5.00%, 7/01/37	20,000,000	11,150,000
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	2,782,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	25,000,000	11,214,000
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	13,625,450
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	15,600,000
first subordinate, Series A, 6.00%, 8/01/42	22,500,000	8,887,500
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	19,500,000
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	16,555,875
Senior Series C, 5.25%, 8/01/40	7,150,000	4,343,625
		211,921,041
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	5,750,000	6,363,468

Total U.S. Territories		218,284,509
Total Municipal Bonds before Short Term Investments (Cost $10,221,517,998)		11,006,890,106

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2015 (unaudited) (continued)
Short Term Investments (Cost $19,400,000) 0.2%
Municipal Bonds 0.2%
Georgia 0.2%
[b]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.02%, 7/01/49			19,400,000	19,400,000

Total Investments (Cost $10,240,917,998) 98.3%				11,026,290,106
Other Assets, less Liabilities 1.7%				190,396,106
Net Assets 100.0%				$11,216,686,212

[a] Security purchased on a when-issued basis.
[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

ACA	-	American Capital Access Holdings Inc.
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corp.
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Federal Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$10,244,915,845

Unrealized appreciation	$958,017,878
Unrealized depreciation	(176,643,617)
Net unrealized appreciation (depreciation)	$781,374,261

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

     Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 24, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 24, 2015